OPERATING LEASE - Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Operating lease commitments
2020	¥ 34,236
2021	8,668
2022	334
2023	334
2024	334
Thereafter	712
Total operating lease payments	44,618
Less: imputed interest	(1,651)
Total lease liabilities	¥ 42,967